EQUITY METHOD INVESTMENTS (Schedule of Equity Method Investments) (Details)		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015	Dec. 28, 2012
Xi’an JiangyuanAndike Ltd. (“JYADK”) [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest in equity method investment		33.00%		33.00%
BPMC
Schedule of Equity Method Investments [Line Items]
Equity interest in equity method investment	[1]	25.00%		0.00%
PTC
Schedule of Equity Method Investments [Line Items]
Equity interest in equity method investment		59.51%	[2]	59.51%	[2]		44.55%
Suzhou Chorus Medical Technologies Co., Ltd. (“Suzhou Chorus’) [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest in equity method investment		36.00%	[3]	36.00%	[3]	36.00%
Global Oncology One, Inc. (“Global Oncology”) [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest in equity method investment		46.90%	[3]	46.90%	[3]	46.90%
Guofu Huimei
Schedule of Equity Method Investments [Line Items]
Equity interest in equity method investment	[4]	26.07%		0.00%
ProMed Shanghai Cancer Center ("ProMed") [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest in equity method investment	[5]	35.20%		0.00%
Guofu Huimei [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest in equity method investment	[6]	10.00%		0.00%
Beijing Century Friendship
Schedule of Equity Method Investments [Line Items]
Equity interest in equity method investment	[7]	21.69%		0.00%
Suzhou Shengshan Huiying Venture Capital Investment LLP [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest in equity method investment	[8]	8.13%		0.00%

[1]	In April 2017, Guofu Huimei injected RMB388,500 to Beijing Century Friendship which holds 55% of BPMC, leading to the dilution of the Group's interest and loss in control of Beijing Century Friendship and BPMC to 21.69% and 25%, respectively (note 4). Beijing Century Friendship and BPMC were deconsolidated from the Group and are accounted for as investments under equity method. As at December 31, 2017, the Group's shares in Beijing Century Friendship with a total net book value of RMB100,614 (US$15,464) were pledged to secure other borrowings of RMB280,459 (US$43,105), respectively (note 17) and mandatorily redeemable noncontrolling interest of RMB396,281 (US$60,907) (note 1).
[2]	On December 28, 2012, the Group acquired 44.55% limited partner interests of PTC, a limited partnership in Texas, U.S.A., and 45% legal interest of PTC GP Management LLC, a limited liability company registered in Texas, U.S.A and the sole general partner of PTC with 1% interest of PTC, with a consideration of RMB201,176 in cash. On July 31, 2015, the Group acquired additional 14.34% limited partner interests of PTC and additional 17.07% legal interest of PTC GP Management LLC, with a consideration of RMB30,063in cash. After the additional investments, the Group owned 59.51% interests of PTC which ultimately holds 45.41% legal ownership interests of the University of Texas MD Anderson Cancer Center Proton Therapy Center (“MDA Proton”), a proton treatment center in Texas, U.S.A. In accordance with PTC GP Management LLC’s regulation, the Group is only entitled to designate two out of the five managers and simply majority (more than 50%) amongst the managers is required to pass any resolution. Furthermore the regulation can only amended at the request by managers or super majority (more than 2/3) of member interest. Thus the Group is not able to control PTC GP Management LLC. According to the partnership agreements, the Group has significant influence over PTC which can demonstrate control over MDA Proton by acting as the sole general partner. The Group accounts for its investment in PTC, and ultimately MDA Proton, under the equity method of accounting. The Group’s share of the net profit or loss of PTC, after accounting for the effect of the difference between the cost basis of the equity method investment and the underlying assets of the investee, was a loss of RMB5,572 a loss of RMB127 and a loss of RMB 17,697 (US$ 2,720) for the years ended December 31,2015 2016 and 2017 respectively. Total cash distribution received by the Group from PTC was RMB24,316,RMB9,359 and RMB 6,227 (US$ 957) for the years ended December 31, 2016and 2017, respectively. The differences between the carrying value of the investment in PTC and the underlying equity in the net assets of PTC was RMB107,139 and RMB34,206 on December 28, 2012 and July 31, 2015, respectively, which were mainly arisen from the identified intangibles in the purchase price allocation and are amortized in the remaining useful life.. The amount of the Group’s underlying equity in the net assets of PTC was RMB73,570 and RMB19,658 on December 28, 2012 and July 31, 2015, respectively.
[3]	In 2015, the Group entered into two share transfer agreements with JWYK, which was controlled by one of the Group's directors. Pursuant to the agreements, JWYK would acquired 36% equity interest in Suzhou Chorus and 100% interest in China Medstar, an oversea subsidiary of the Company who holds 46.9% equity interest in Global Oncology from the Group, at a consideration of RMB4,320 (US$622) and RMB8,679 (US$1,250) respectively. On April 25, 2016 and November 10, 2016, the Group received full payments from JWYK. As of December 31, 2017, the changes in registration of shareholders have not been completed and the consideration received was recorded in accrued expenses and other liabilities on the consolidated balance sheets (note 19).
[4]	On July 20, 2017, Wuxi MZJH was set up with subscribed share capital amounting to RMB3,000 by Tianjin Jiatai (90%) and Beijing Meizhong Jiahe Hospital Management Co., Ltd (“Meizhong Jiahe”, 10%). As at December 31, 2017, Wuxi MZJH has received RMB3,000 cash injection as mentioned.
[5]	In May 2017, the Group through its subsidiary Aohua Technology, acquired 31.64% equity interest of ProMed at a consideration of RMB105,119 (US$16,156) from the original shareholder. In December 2017, the Group, through its subsidiary CHMG, further acquired 3.56% equity interest of ProMed at a consideration of RMB11,820. Upon the completion of changes in registration, the Group hold 35.20% equity interest of ProMed.
[6]	According to the third supplemental agreement entered into between ZR Guofu and the Company in Sep 2017 to restructure the onshore fund, the Group subscribed RMB262,999 to share 26.06% of the onshore fund. In 2016, RMB174,000 was injected and recorded in prepayment for long term investment due to the structure was not set up. And in 2017, RMB84,798 was injected by the Group.
[7]	BPMC was previously a 80% holding subsidiary of the company, of which 25% was held through King Cheers and 55% through SJYH. Both King Cheers and SJYH were wholly owned subsidiaries of the Group. In March 2017, Guofu Huimei subscribed to inject RMB 388.5M to SJYH, leading to the Group's loss of control of SJYH as well as BPMC, which diluted the Group's interest in SJYH and BPMC to 21.69% and 25%, respectively. For that reason the Group accounted the shareholdings under equity method.
[8]	In July 2017, JKSY, a subsidiary of the Company, entered into a partnership agreement to subscribe for 8.13% interest in Suzhou Shengshan, a partnership engaged in equity and capital investment, with a subscription amount of RMB10,000. According to the partnership agreement, JKSY acts as a limited partner and has significant influence over Suzhou Shengshan’s daily operations.